SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Plants and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Useful lives	10 years
Office Equipment [Member]
Property and Equipment [Abstract]
Useful lives	5 years
Motor Vehicles [Member] | Minimum [Member]
Property and Equipment [Abstract]
Useful lives	3 years
Motor Vehicles [Member] | Maximum [Member]
Property and Equipment [Abstract]
Useful lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment [Abstract]
Useful lives	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment [Abstract]
Useful lives	10 years
Others [Member]
Property and Equipment [Abstract]
Useful lives	3 years